SEGMENTS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Product Information [Line Items]
Net revenues	$ 5,058	$ 5,059	$ 15,104	$ 14,884
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,440	1,362	4,124	4,082
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	218	235	705	710
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	137	134	389	376
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	299	251	845	736
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	82	89	254	270
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	1,107	1,052	3,116	3,186
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	103	93	320	273
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	94	87	283	244
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	111	112	358	315
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	64	69	209	239
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	180	184	541	532
Branded [Member]
Product Information [Line Items]
Net revenues	$ 2,176	$ 2,071	$ 6,317	$ 6,174